FI - Own credit gains/(losses) on fair value option elected instruments (Details 17) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Financial instruments
Gains/(losses) recorded into AOCI	SFr (516)	SFr (3,189)
Gains/(losses) recorded into AOCI, Cumulatively	(2,583)
Gains/(losses) recorded into AOCI transferred to net income	31	22
Due to banks and customer deposits
Financial instruments
Gains/(losses) recorded into AOCI	(1)	(15)
Gains/(losses) recorded into AOCI, Cumulatively	(64)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Short-term borrowings
Financial instruments
Gains/(losses) recorded into AOCI	3	(24)
Gains/(losses) recorded into AOCI, Cumulatively	(55)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Long-term debt
Financial instruments
Gains/(losses) recorded into AOCI	(518)	(3,150)
Gains/(losses) recorded into AOCI, Cumulatively	(2,464)
Gains/(losses) recorded into AOCI transferred to net income	31	22
Long-term debt - of which structured notes over two years
Financial instruments
Gains/(losses) recorded into AOCI	(9)	(1,253)
Gains/(losses) recorded into AOCI, Cumulatively	(1,252)
Gains/(losses) recorded into AOCI transferred to net income	31	22
Long-term debt - of which treasury debt over two years
Financial instruments
Gains/(losses) recorded into AOCI	(523)	(1,632)
Gains/(losses) recorded into AOCI, Cumulatively	(1,121)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Bank
Financial instruments
Gains/(losses) recorded into AOCI	5	1,724
Gains/(losses) recorded into AOCI, Cumulatively	(2,516)
Gains/(losses) recorded into AOCI transferred to net income	77	99
Bank | Due to banks and customer deposits
Financial instruments
Gains/(losses) recorded into AOCI	13	23
Gains/(losses) recorded into AOCI, Cumulatively	(64)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Bank | Short-term borrowings
Financial instruments
Gains/(losses) recorded into AOCI	13	(22)
Gains/(losses) recorded into AOCI, Cumulatively	(55)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Bank | Long-term debt
Financial instruments
Gains/(losses) recorded into AOCI	(21)	1,723
Gains/(losses) recorded into AOCI, Cumulatively	(2,397)
Gains/(losses) recorded into AOCI transferred to net income	77	99
Bank | Long-term debt - of which structured notes over two years
Financial instruments
Gains/(losses) recorded into AOCI	269	300
Gains/(losses) recorded into AOCI, Cumulatively	(1,262)
Gains/(losses) recorded into AOCI transferred to net income	77	99
Bank | Long-term debt - of which treasury debt over two years
Financial instruments
Gains/(losses) recorded into AOCI	(321)	1,306
Gains/(losses) recorded into AOCI, Cumulatively	(1,044)
Gains/(losses) recorded into AOCI transferred to net income	SFr 0	SFr 0